Goodwill, Intangible Assets And Deferred Costs (Narrative) (Details) $ in Millions	Sep. 26, 2015 USD ($)
Goodwill, Intangible Assets And Deferred Costs [Abstract]
Future amortization expense, 2016	$ 84
Future amortization expense, 2017	72
Future amortization expense, 2018	55
Future amortization expense, 2019	50
Future amortization expense, 2020	$ 46